Commitments and Contingencies - Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum operating lease payments due
2013	$ 6,649
2014	4,467
2015	2,426
2016	1,068
2017	683
Thereafter	1,056
Total	$ 16,349